Provision for Taxes	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 14. Provision for Taxes
Note 14.  Provision for Taxes
Earnings before taxes and the provision for taxes consisted of the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Pretax earnings:
U.S.	$389,342	$302,748	$270,695
Non-U.S.	19,145	22,888	18,619
Total pretax earnings	$408,487	$325,636	$289,314

Current provision (benefit)
Federal	$116,788	$10,899	$14,784
State	12,199	5,514	7,475
Non-U.S.	3,344	4,786	3,861
	132,331	21,199	26,120
Deferred provision (benefit)
Federal	8,466	89,327	70,653
State	1,458	8,310	7,300
Non-U.S.	1,524	1,433	1,666
	11,448	99,070	79,619

Provision for income tax expense	$143,779	$120,269	$105,739

Income taxes paid (net of income tax refunds received)	$144,682	$10,739	$14,265

The difference between the tax provision at the statutory federal income tax rate and the tax provision attributable to income before taxes was as follows:
	Years Ended March 31,
	2013	2012	2011
	(In percentages)
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (reduction) in rate resulting from:
State taxes, net of federal benefit	2.08%	2.70%	3.24%
Foreign rate differential	(0.45)%	(0.55)%	(0.34)%
Federal tax credits	(0.51)%	(0.21)%	(0.18)%
Interest on deferred tax	0.00%	0.12%	0.13%
Dividend received deduction	(0.03)%	(0.06)%	(0.08)%
Other	(0.89)%	(0.07)%	(1.22)%
Actual tax expense of operations	35.20%	36.93%	36.55%

Significant components of our deferred tax assets and liabilities were as follows:
	March 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Net operating loss and credit carry forwards	$2,007	$3,080
Accrued expenses	153,807	126,361
Policy benefit and losses, claims and loss expenses payable, net	24,137	15,493
Unrealized losses	-	6,649
Other	454	-
Total deferred tax assets	$180,405	$151,583

Deferred tax liabilities:
Property, plant and equipment	$552,548	$519,409
Deferred policy acquisition costs	12,270	2,838
Unrealized gains	9,245	-
Other	-	328
Total deferred tax liabilities	574,063	522,575
Net deferred tax liability	$393,658	$370,992

The net operating loss and credit carry-forwards in the above table are primarily attributable to $14.7 million of state net operating losses that will begin to expire March 31, 2014 if not utilized.
ASC 740 prescribes a minimum recognition and measurement methodology that a tax position is required to meet before being recognized in the financial statements. The total amount of unrecognized tax benefits at April 1, 2012 was $11.8 million. This entire amount of unrecognized tax benefits if resolved in our favor, would favorably impact our effective tax rate. During the current year we recorded tax expense (net of settlements), resulting from uncertain tax positions in the amount of $2.1 million. At March 31, 2013, the amount of unrecognized tax benefits and the amount that would favorably affect our effective tax rate was $13.9 million.
A reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the period are as follows:
Unrecognized Tax Benefits
(In thousands)

Unrecognized tax benefits as of March 31, 2012	$11,780
Additions based on tax positions related to the current year	2,163
Reductions for tax positions of prior years	-
Settlements	(81)
Unrecognized tax benefits as of March 31, 2013	$13,862
We recognize interest related to unrecognized tax benefits as interest expense, and penalties as operating expenses. At April 1, 2012, the amount of interest and penalties accrued on unrecognized tax benefits was $4.0 million, net of tax. During the current year we recorded expense from interest in the amount of $0.3 million, net of tax. At March 31, 2013, the amount of interest and penalties accrued on unrecognized tax benefits was $4.3 million, net of tax.
We file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With some exceptions, we are no longer subject to audit for years prior to the fiscal year ended March 31, 2010. No provision was made for U.S. taxes payable on undistributed foreign earnings since these amounts are permanently reinvested.